Convertible Notes	12 Months Ended
Jun. 30, 2024
Convertible Notes
Convertible Notes

Note 13. Convertible Notes

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Current Liabilities
Financial derivative liability	384,500	250,921
Financial liability	1,021,490	928,867

	1,405,990	1,179,788
Non-Current liabilities
Financial liability	5,652,257	5,352,544

	7,058,247	6,532,332

Reconciliations

Reconciliation of convertible note since inception to 30 June 2024 is set out below:

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
The initial recognition of the financial liability and derivative was:
Financial derivative liability	250,921	2,120,963
Financial liability	6,281,411	5,328,247

	6,532,332	7,449,210
Movement to 30 June 2024
Gain on financial derivative	(624,654)	(1,870,042)
Amortization of financial liability	577,961	928,281
Financial liability movement	428,333	-
Foreign exchange movement	226,908	24,883
Option fee	(82,633)	-
	525,915	(916,878)

	7,058,247	6,532,332

The financial liability and corresponding derivative represent the fair value of the loan facility Nova entered into on 27 October 2022 up to US$7 million with an interest payable of 6.05% adjusted by the delta over a 3% SOFR floor. This was subsequently drawn down on 21 November 2022 and has a maturity of 24 months from draw down. Subsequently on the 3 June 2024 Nova exercised its right to extend the maturity date of the loan by a period of 12 months to 29 November 2025.

The facility has a conversion option which gives the lender the right to convert the principal plus any accrued interest into a variable number of shares. If Nova’s share price is greater than 150% of the conversion price, then Nova at its option may elect to force Nebari to convert the conversion amount, at the conversion price. Given the lender has the right to a variable number of shares and in accordance with IFRS 9 this constitutes a compound financial instrument which requires both a financial liability and derivative to be recognized.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024

Note 13. Convertible Notes (Continued)

The derivative is recognized first at fair value and subsequently remeasured at each reporting period with the corresponding gain or loss recognized through the profit and loss. The remaining value is recognized as a financial liability and amortized over the life of the loan based on a 25.32% effective interest rate in accordance with IFRS 9.

Due to the extension of the term on the loan facility by 12 months, to November 2025, this was determined to be a substantial modification, in accordance with IFRS 9, resulting in the previous financial instruments associated needing to be extinguished and a new financial instrument being recognized at fair value.

Nova may repay up to 50% of the outstanding principal in discounted shares (10% discount to the 15 day VWAP proceeding the prepayment date). In the event of a voluntary prepayment, Nova will also issue Nebari options to subscribe for Nova shares, with a 2 year expiry period from the date of the options issuance, at a strike price equal to a 40% premium to the VWAP of the Company’s shares for the 15 days preceding the earlier of the documentation completion date and the date at which the financing facility is announced to the public, converted at the AUD:USD exchange rate on the day preceding the conversion date (“Strike Price”) and in the amount of 80% of the Prepayment Amount divided by the Strike Price.